Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and contingencies [abstract]
Estimated Future Payments Under Contract	Estimated future payments under this contract for upcoming fiscal years are as follows:

Year	Payment
2023	U.S.$	263,930
2024	274,880
2025	276,192
2026	277,043
2027	135,551
Total	U.S.$	1,227,596

Estimated Value of Contracts	As of December 31, 2022 and 2021, the estimated value of these commitments was as follows:

Maturity	2022		2021
Up to 1 year	Ps.	634,432	Ps.	488,438
1 to 3 years	90,426		294,662
Total	Ps.	724,858	Ps.	783,100

Summary of Future Payments for Lease
D.As of December 31, 2022 and 2021, the estimated value of the commitments that PEMEX has entered into with several contractors for the development of various infrastructure and services works was as follows:

Maturity	2022		2021
Up to 1 year	Ps.	61,463,967	Ps.	181,088,750
1 to 3 years	69,662,017		177,187,792
4 to 5 years	22,166,730		124,716,836
More than 5 years	3,132,471		22,643,024
Total	Ps.	156,425,186	Ps.	505,636,402